SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RETROSPECTIVE ACCOUNTING STANDARDS
Deferred policy acquisition costs asset	$ (52,344,000)	$ (52,105,000)	$ (40,242,000)	$ (40,510,000)
Consolidated shareholders' equity	(796,363,000)	(792,634,000)	(769,151,000)	(809,260,000)
Deferred income tax benefit	(3,781,000)	(7,464,000)	(37,000)
Accounting Standards Update 2010-26 | Restatement Adjustment
RETROSPECTIVE ACCOUNTING STANDARDS
Deferred policy acquisition costs asset		40,300,000
Consolidated shareholders' equity		26,200,000	23,000,000
Deferred income tax benefit		14,100,000
Reduction in book value per share (in dollars per share)		$ 1.24	$ 1.08
Increase (decrease) in policy acquisition costs		6,100,000	(1,200,000)
Increase (decrease) to revised combined ratio		1.2	(0.3)
Increase (decrease) in net earnings		$ (4,000,000)	$ 800,000
Increase (decrease) in net earnings per share (in dollars per share)		$ (0.18)	$ 0.04